Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2011	$ 927,720	$ 12,093	$ 232,407	$ (56,226)	$ 724,485	$ (14,422)	$ 29,383
Balance, shares at Dec. 31, 2011		42,607,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	69,898	33,589
Stock issued during period, value, stock options exercised	1,352	12	1,340
Stock-based compensation	3,326		3,326
Tax benefit in respect of options exercised	161		161
Dividends paid	(50,616)				(50,616)
Purchase of treasury shares, shares		(759,632)
Purchase of treasury shares	(26,006)					(26,006)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	22,682
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	24,202			22,682
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	193,169						1,520
Net income attributable to non-controlling interests	2,608						2,608
Net income attributable to Elbit Systems Ltd.'s shareholders	167,879				167,879
Balance, value at Dec. 31, 2012	1,050,626	12,105	237,234	(33,544)	841,748	(40,428)	33,511
Balance, shares at Dec. 31, 2012		41,881,745
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	1,094,592	705,754
Stock issued during period, value, stock options exercised	18,364	197	18,167
Stock-based compensation	440		440
Dividends paid	(75,549)				(50,649)		(24,900)
Purchase of treasury shares	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	8,325
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	8,869
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	199,744						544
Net income attributable to non-controlling interests	8,002						8,002
Net income attributable to Elbit Systems Ltd.'s shareholders	183,417				183,417
Balance, value at Dec. 31, 2013	1,194,169	12,302	255,841	(25,219)	974,516	(40,428)	17,157
Balance, shares at Dec. 31, 2013	42,587,499	42,587,499
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	148,974	97,996
Stock issued during period, value, stock options exercised	3,542	28	3,514
Stock-based compensation	322		322
Dividends paid	(68,277)				(53,825)		(14,452)
Purchase of treasury shares	0
Purchase of subsidiaries shares from non-controlling interest, net	1,873						1,873
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(71,364)
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	(72,147)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	108,049						(783)
Net income attributable to non-controlling interests	8,433				0		8,433
Net income attributable to Elbit Systems Ltd.'s shareholders	170,980	0	0	0	170,980	0	0
Balance, value at Dec. 31, 2014	$ 1,238,895	$ 12,330	$ 259,677	$ (96,583)	$ 1,091,671	$ (40,428)	$ 12,228
Balance, shares at Dec. 31, 2014	42,685,495	42,685,495